Label	Element	Value
DREYFUS MUNICIPAL CASH MANAGEMENT PLUS
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000867955_SupplementTextBlock	November 18, 2016 DREYFUS MUNICIPAL CASH MANAGEMENT PLUS Supplement to Current Prospectuses IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Risk/Return [Heading]	rr_RiskReturnHeading	DREYFUS MUNICIPAL CASH MANAGEMENT PLUS
Strategy [Heading]	rr_StrategyHeading	As of the Effective Date, the following replaces the first paragraph of the section entitled "Fund Summary – Dreyfus Municipal Cash Management Plus – Principal Investment Strategy" in the prospectuses:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in short-term, high quality municipal obligations that provide income exempt from both federal income taxes and the federal alternative minimum tax.  The fund also may invest in high quality, short-term structured notes, which are derivate instruments whose value is tied to underlying municipal obligations.